ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Jun. 30, 2016
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

5.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following tables present the changes in accumulated other comprehensive income (loss) by component for the three years ended June 30, 2016, 2015, and 2014.

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2013	$78	$(820)	$(742)

Other comprehensive income before reclassifications	52	229	281
Amounts reclassified from accumulated other comprehensive income	—	41	41

Net current-period other comprehensive income	52	270	322

Balance – June 30, 2014	130	(550)	(420)

Other comprehensive income (loss), before reclassifications	(165)	124	(41)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income (loss)	(165)	124	(41)

Balance – June 30, 2015	(35)	(426)	(461)

Other comprehensive income (loss), before reclassifications	133	110	243
Amounts reclassified from accumulated other comprehensive income (loss)	(20)	—	20

Net current-period other comprehensive income (loss)	113	110	223

Balance – June 30, 2016	$78	$(316)	$(238)

The following table presents the amounts reclassified out of accumulated other comprehensive loss.

	Amount Reclassified from Accumulated Other Comprehensive Income
Details About Accumulated Other Comprehensive Income (Loss) Components:	2016	2015	2014	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)

Unrealized gains and losses on available-for-sale securities	$(31)	$—	$—	Investment security gains

	(31)	—	—	Total before tax
	(11)	—	—	Income tax expense

	(20)	—	—	Net of tax

Unrealized gains and losses on held-to-maturity securities	—	—	62	Gains recognized in comprehensive income (loss)

	—	—	62	Total before tax
	—	—	21	Income tax expense

	—	—	41	Net of tax

Total reclassifications for the period	$(20)	$—	$41	Net of tax